Loans from banks and other financial institutions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current liabilities	$ 212,246	$ 324,666
Non-current liabilities	1,996,137	1,702,925
Total	2,208,383	2,027,591
Credit from banking corporations [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current liabilities	90,000	0
Non-current liabilities	0	0
Total	90,000	0
Loans from banking corporations and other financial institutions for project financing [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current liabilities	122,246	324,666
Non-current liabilities	1,879,758	1,586,774
Total	2,002,004	1,911,440
Loans from banking corporations for corporate financing [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Current liabilities	0	0
Non-current liabilities	116,379	116,151
Total	$ 116,379	$ 116,151